Commitments - Additional Information (Detail)				2 Months Ended	3 Months Ended	11 Months Ended
	Feb. 16, 2021 USD ($) Trading_Days $ / shares shares	Sep. 30, 2020 USD ($)	Jul. 16, 2020 USD ($)	Mar. 03, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 13, 2020
Percentage of holders entitled to make demands					20.00%		20.00%
Underwriting fee, per unit | $ / shares					$ 0.35	$ 0.35
Deferred underwriting fees | $			$ 25,357,500		$ 25,357,500	$ 25,357,500
Deferred compensation expense for services rendered | $				$ 450,000	$ 450,000
Issue of common stocks, Initial public offering | shares						72,450,000
Proceeds from sale of Units, net of underwriting discounts paid | $						$ 710,010,000
Merger Agreement
Business acquisition, equity interest issued or issuable, number of shares | shares	78,213,000
Earnout Consideration | Merger Agreement
Business acquisition, equity interest issued or issuable, additional number of shares | shares	25,000,000
Sponsor Letter Agreement | Class B ordinary shares
Shares subject to vesting and forfeiture provisions | shares	4,500,000
Subscription Agreements | Investor
Issue of common stocks, Initial public offering | shares	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
VWAP Greater Than Or Equals To Dollar Fifteen | Earnout Consideration
Business acquisition, earnout shares issuance ratio	33.33
Minimum volume weighted average share price required to trigger issuance of earnout shares | $ / shares	$ 25.00
Business acquisition, threshold consecutive trading days to trigger issuance of earnout shares	10 days
Business acquisition, earnout shares issuance term	5 years
VWAP Greater Than Or Equals To Dollar Twenty | Earnout Consideration
Business acquisition, earnout shares issuance ratio	33.33
Minimum volume weighted average share price required to trigger issuance of earnout shares | $ / shares	$ 15.00
Business acquisition, threshold consecutive trading days to trigger issuance of earnout shares	10 days
Business acquisition, earnout shares issuance term	3 years
VWAP Greater Than Or Equals To Dollar Twenty Five | Earnout Consideration
Business acquisition, earnout shares issuance ratio	33.33
Minimum volume weighted average share price required to trigger issuance of earnout shares | $ / shares	$ 20.00
Business acquisition, threshold consecutive trading days to trigger issuance of earnout shares	10 days
Business acquisition, earnout shares issuance term	4 years
Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement
Share transfer restrictions, lock in period	365 days
Share transfer restrictions, trigger price per share | $ / shares	$ 12.00
Share transfer restrictions, threshold consecutive trading days | Trading_Days	20
Share transfer restrictions, threshold trading days | Trading_Days	30
Share transfer restrictions, threshold number of days after closing of business combination	150 days
Acquisition Support Agreement
Deferred compensation expense for services rendered | $		$ 215,000
Deferred interest rate on fees		8.00%